Segment information - Simplified statement of cash flows on telecommunication and banking activities - Tabular disclosure (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Consolidated net income		€ 2,892	€ 2,617	€ 778
Non-monetary items and reclassified items for presentation		12,971	13,298	14,592
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities	[1]	(8)	(792)	(177)
Decrease (increase) in inventories, gross		(84)	(108)	(126)
Decrease (increase) in trade receivables, gross		441	(289)	64
Increase (decrease) in trade payables		(100)	297	36
Changes in other customer contract assets and liabilities		(103)	(26)	140
Changes in other assets and liabilities	[2]	(163)	(666)	(292)
Other net cash out		(3,801)	(3,888)	(3,956)
Operating taxes and levies paid		(1,680)	(1,906)	(1,880)
Operating taxes and levies paid		1,680	1,906	1,914
Dividends received		44	13	12
Interest paid and interest rates effects on derivatives, net	[3]	(1,035)	(963)	(1,134)
Income tax paid		(1,129)	(1,033)	(954)
Net cash provided by operating activities (a)		12,054	11,235	11,236
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(7,630)	(8,282)	(8,580)
Purchases of property, plant and equipment and intangible assets	[4]	(7,829)	(8,777)	(8,749)
Increase (decrease) in fixed assets payables		(133)	170	(72)
Investing donations received in advance		16	1	24
Sales of property, plant and equipment and intangible assets		316	324	217
Cash paid for investment securities, net of cash acquired		(1,416)	(58)	(211)
Investments in associates and joint ventures		(38)	(10)	(3)
Purchases of equity securities measured at fair value		(46)	(34)	(76)
Sales of investment securities, net of cash transferred		34	12	891
Proceeds from sales of investment securities, net of cash transferred		34	12	891
Other proceeds from sales of investment securities at fair value		3	5	95
Other decrease (increase) in securities and other financial assets		2,085	(2,081)	1,908
Net cash used in investing activities (b)		(7,008)	(10,448)	(5,976)
Financing activities
Medium and long-term debt issuances		1,442	1,809	2,523
Medium and long-term debt redemptions and repayments		(2,595)	(1,088)	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings		56	(400)	1,143
Decrease (increase) of cash collateral deposits		(466)	771	988
Exchange rates effects on derivatives, net		5	(91)	201
Repayments of lease liabilities		(1,657)	(1,519)	(1,625)
Subordinated notes issuances (purchases) and other related fees		177	(451)	(311)
Coupon on subordinated notes		(177)	(213)	(238)
Proceeds (purchases) treasury shares		(15)	14	(199)
Capital increase (decrease) - non-controlling interests		2		5
Changes in ownership interests with no gain / loss of control		(9)	(11)	(403)
Dividends paid to owners of the parent company		(1,862)	(1,861)	(2,127)
Dividends paid to non-controlling interests		(368)	(304)	(218)
Net cash used in financing activities (c)		(5,465)	(3,343)	(4,834)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		6,004	8,621	8,145
Cash change in cash and cash equivalents		(419)	(2,556)	427
Non-cash change in cash and cash equivalents	[5]	32	(61)	50
Cash and cash equivalents in the closing balance		5,618	6,004	8,621
Elimination of intersegment amounts
Operating activities
Non-monetary items and reclassified items for presentation		1	1	1
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities			1
Decrease (increase) in trade receivables, gross		9	(41)	47
Increase (decrease) in trade payables		(9)	41	(47)
Changes in other customer contract assets and liabilities			1
Other net cash out		(1)	(1)	(1)
Interest paid and interest rates effects on derivatives, net		(1)	(1)	(1)
Investing activities
Other decrease (increase) in securities and other financial assets		1	2	2
Net cash used in investing activities (b)		1	2	2
Financing activities
Medium and long-term debt issuances				(27)
Medium and long-term debt redemptions and repayments				27
Increase (decrease) of bank overdrafts and short-term borrowings		(1)	(2)	(2)
Net cash used in financing activities (c)		(1)	(2)	(2)
Telecom activities and Mobile Financial Services | Operating segments
Operating activities
Consolidated net income				778
Telecom activities and Mobile Financial Services | Elimination of intersegment amounts
Operating activities
Consolidated net income			0
Telecom activities, operating segment | Operating segments
Operating activities
Consolidated net income		3,198	2,810	958
Non-monetary items and reclassified items for presentation		12,755	13,283	14,504
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities		319	(284)	119
Decrease (increase) in inventories, gross		(84)	(108)	(126)
Decrease (increase) in trade receivables, gross		341	(209)	37
Increase (decrease) in trade payables		18	260	47
Changes in other customer contract assets and liabilities		(102)	(26)	140
Changes in other assets and liabilities		147	(201)	21
Other net cash out		(3,792)	(3,889)	(3,947)
Operating taxes and levies paid		(1,671)	(1,907)	(1,874)
Dividends received		44	13	12
Interest paid and interest rates effects on derivatives, net		(1,036)	(962)	(1,130)
Income tax paid		(1,128)	(1,033)	(955)
Net cash provided by operating activities (a)		12,480	11,921	11,636
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(7,594)	(8,251)	(8,557)
Purchases of property, plant and equipment and intangible assets		(7,797)	(8,742)	(8,725)
Increase (decrease) in fixed assets payables		(129)	165	(73)
Investing donations received in advance		16	1	24
Sales of property, plant and equipment and intangible assets		316	324	217
Cash paid for investment securities, net of cash acquired		(1,416)	(57)	(210)
Investments in associates and joint ventures		(38)	(10)	(3)
Purchases of equity securities measured at fair value		(46)	(34)	(75)
Proceeds from sales of investment securities, net of cash transferred		34	12	891
Other proceeds from sales of investment securities at fair value		3	5	95
Other decrease (increase) in securities and other financial assets		1,760	(2,289)	1,632
Net cash used in investing activities (b)		(7,297)	(10,625)	(6,227)
Financing activities
Medium and long-term debt issuances		1,442	1,809	2,523
Medium and long-term debt redemptions and repayments		(2,595)	(1,088)	(4,572)
Increase (decrease) of bank overdrafts and short-term borrowings		164	(367)	1,148
Decrease (increase) of cash collateral deposits		(470)	673	973
Exchange rates effects on derivatives, net		5	(91)	201
Repayments of lease liabilities		(1,652)	(1,514)	(1,621)
Subordinated notes issuances (purchases) and other related fees		177	(451)	(311)
Coupon on subordinated notes		(177)	(213)	(238)
Proceeds (purchases) treasury shares		(15)	14	(199)
Capital increase (decrease) - non-controlling interests		2		1
Capital increase (decrease) - Telecom activities / Mobile Financial Services		(200)	(173)	(317)
Changes in ownership interests with no gain / loss of control		(9)	(11)	(403)
Dividends paid to owners of the parent company		(1,862)	(1,861)	(2,127)
Dividends paid to non-controlling interests		(368)	(304)	(218)
Net cash used in financing activities (c)		(5,557)	(3,577)	(5,160)
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		5,846	8,188	7,891
Cash change in cash and cash equivalents		(374)	(2,281)	249
Non-cash change in cash and cash equivalents		32	(61)	48
Cash and cash equivalents in the closing balance		5,504	5,846	8,188
Mobile Financial Services, operating segment | Operating segments
Operating activities
Consolidated net income		(307)	(194)	(181)
Non-monetary items and reclassified items for presentation		216	14	86
Changes in working capital and operating banking activities
Changes in working capital and operating banking activities		(327)	(508)	(297)
Decrease (increase) in trade receivables, gross		92	(39)	(21)
Increase (decrease) in trade payables		(109)	(4)	37
Changes in other assets and liabilities		(310)	(465)	(313)
Other net cash out		(8)	1	(8)
Operating taxes and levies paid		(9)	1	(6)
Interest paid and interest rates effects on derivatives, net		1		(3)
Income tax paid		(1)		1
Net cash provided by operating activities (a)		(426)	(686)	(399)
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets		(36)	(31)	(23)
Purchases of property, plant and equipment and intangible assets		(33)	(35)	(24)
Increase (decrease) in fixed assets payables		(3)	5	1
Cash paid for investment securities, net of cash acquired				(1)
Other decrease (increase) in securities and other financial assets		324	206	274
Net cash used in investing activities (b)		288	175	249
Financing activities
Medium and long-term debt issuances				27
Medium and long-term debt redemptions and repayments				(27)
Increase (decrease) of bank overdrafts and short-term borrowings		(107)	(32)	(3)
Decrease (increase) of cash collateral deposits		4	99	15
Repayments of lease liabilities		(4)	(4)	(4)
Capital increase (decrease) - non-controlling interests				4
Capital increase (decrease) - Telecom activities / Mobile Financial Services		200	173	317
Net cash used in financing activities (c)		93	236	328
Net change in cash and cash equivalents
Cash and cash equivalents in the opening balance		158	433	254
Cash change in cash and cash equivalents		(45)	(275)	177
Non-cash change in cash and cash equivalents				2
Cash and cash equivalents in the closing balance		€ 113	158	€ 433
Mobile Financial Services, operating segment | Elimination of intersegment amounts
Operating activities
Consolidated net income			€ (194)

[1]	Operating banking activities mainly include transactions with customers and credit institutions. They are presented in changes in other assets and liabilities.
[2]	Excluding operating tax receivables and payables
[3]	Including interests paid on lease liabilities for (247) million euros in 2023, (141) million euros in 2022 and (120) million euros in 2021 and interests paid on debt related to financed assets for (14) million euros in 2023, (3) million euros in 2022 and (1) million euros in 2021.
[4]	Acquisitions of financed assets for 233 million euros in 2023, 229 million euros in 2022 and 40 million euros in 2021 have no effect on the net cash used in investing activities.
[5]	Of which effect of exchange rates changes and other non-monetary effects.